Recently Issued Accounting Standards	9 Months Ended
Sep. 30, 2018
New Accounting Pronouncements and Changes in Accounting Principles [Abstract]
Recently Issued Accounting Standards
RECENTLY ISSUED ACCOUNTING STANDARDS

Adoption of new accounting standards

In May 2014, the FASB issued ASC 606 and subsequent amendments. The standard provides a single, comprehensive revenue recognition model and requires an entity to recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. We adopted this guidance on January 1, 2018, under a modified retrospective approach - see note 5 for further details. The adoption of this guidance impacts presentation and disclosure of our management fee revenue only, there is no impact to recognition or measurement.

In January 2016, the FASB issued ASU 2016-01 Financial Instruments-Overall (Subtopic 825-10): Recognition and Measurement of Financial Assets and Financial Liabilities, which made targeted improvements to the recognition, measurement, presentation and disclosure of financial instruments. We adopted the amendments to this ASU on January 1, 2018 under a modified retrospective approach except for equity securities without a determinable fair value, for which a prospective approach is prescribed. The adoption of this ASU did not have a material impact on the consolidated financial statements.

In August 2016, the FASB issued ASU 2016-15 Statement of Cash Flows (Topic 230): Classification of Certain Cash Receipts and Cash Payments, which provides guidance on the disclosure and classification of certain items within the statements of cash flows. We adopted this ASU on January 1, 2018 under a retrospective approach, resulting in presentational changes to our consolidated statements of cash flows.

In November 2016, the FASB issued ASU 2016-18 Statement of Cash Flows (Topic 230): Restricted Cash, which requires that restricted cash be included with cash and cash equivalents when reconciling the beginning-of-period and end-of-period total amounts presented on the statements of cash flows. We adopted this ASU on January 1, 2018 under a retrospective approach, resulting in presentational changes to our consolidated statements of cash flows and related disclosures. The adoption changed how restricted cash is reported in the consolidated statements of cash flows as follows for the nine months ended September 30, 2017:

		Nine months ended September 30, 2017
(in thousands of $)	Cash flow line item	As previously reported	Adjustments decrease	As adjusted
OPERATING ACTIVITIES	Restricted cash and short-term deposits	323	(323)	—
INVESTING ACTIVITIES	Restricted cash and short-term deposits	(4,773)	4,773	—
FINANCING ACTIVITIES	Restricted cash and short-term deposits	(32,025)	32,025	—

As a result of the above changes, the following subtotals as retrospectively restated are as follows:
Net increase in cash, cash equivalents and restricted cash		62,372	36,475	98,847
Cash, cash equivalents and restricted cash at beginning of period		224,190	416,028	640,218
Cash, cash equivalents and restricted cash at end of period		286,562	452,503	739,065

In January 2017, the FASB issued ASU 2017-01 Business Combinations (Topic 805): Clarifying the Definition of a Business with the objective of adding guidance to assist entities with evaluating whether transactions should be accounted for as acquisitions (or disposals) of assets or businesses. We adopted this ASU prospectively from January 1, 2018. As a result, this increases the likelihood that future vessel dropdowns may be considered the sale of an asset rather than a business. However, this will be dependent upon the facts and circumstances of each prospective transaction. There was no material impact on the adoption of this ASU on our consolidated financial statements and related disclosures.

In February 2017, the FASB issued ASU 2017-05 Other Income - Gains and Losses from the Derecognition of Non-Financial Assets. This ASU clarifies the scope of guidance applicable to sales of non-financial assets and also provides guidance on partial sales of such assets. We adopted this ASU prospectively from January 1, 2018. We expect any gain or loss on sale from future dropdowns, accounted for as a disposal, will be recognized in full on the disposal date, however this will be dependent on the facts and circumstances of each prospective transaction. There was no material impact to our consolidated financial statements and related disclosures on adoption of this standard.

Accounting pronouncements that have been issued but not adopted

In February 2016, the FASB issued ASU 2016-02 Leases (Topic 842) and subsequent amendments. This standard requires a lessee to recognize right-of-use assets and lease liabilities on its balance sheet for all leases with terms longer than 12 months and introduces additional disclosure requirements. Lessors are required to classify leases as sales-type, finance or operating, with classification affecting the pattern of income recognition and provides guidance for sale and leaseback transactions. Classification for both lessees and lessors will be based on an assessment of whether risks and rewards as well as substantive control have been transferred through a lease contract. The standard will become effective on a modified retrospective basis for us on January 1, 2019. We are evaluating the impact of this standard on our consolidated financial statements and related disclosures. Due to the transition provisions for lessors, we expect the most significant impact of the adoption of this standard will be the recognition of lease assets and lease liabilities on our balance sheet for those leases where we are a lessee that are currently classified as operating leases.

In June 2016, the FASB issued ASU 2016-13 Financial Instruments - Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments which requires recognition and measurement of expected credit losses for financial assets and off balance sheet credit exposures. The guidance is effective on a modified retrospective basis for us on January 1, 2020 with early adoption permitted. We are evaluating the impact of this standard on our consolidated financial statements and related disclosures.

In July 2018, the FASB issued ASU 2018-09 Codification improvements. The amendments in this ASU cover a wide range of topics covering primarily minor corrections, clarifications and codification improvements. We are evaluating the impact of these amendments on our consolidated financial statements and related disclosures.

In August 2018, the FASB issued ASU 2018-13 Fair Value Measurement (Topic 820): Disclosure Framework-Changes to the Disclosure Requirements for Fair Value Measurement. These amendments change the disclosures for fair value measurements - removing or modifying certain existing disclosure requirements, and adding new disclosure requirements. We are evaluating the impact of these amendments on our consolidated financial statement disclosures.

In August 2018, the FASB issued ASU 2018-14 Compensation-Retirement Benefits-Defined Benefit Plans-General (Subtopic 715-20): Disclosure Framework-Changes to the Disclosure Requirements for Defined Benefit Plans. These amendments change the disclosures for defined benefit plans - removing or clarifying certain existing disclosure requirements, and adding new disclosure requirements. We are evaluating the impact of these amendments on our consolidated financial statement disclosures.

In August 2018, the FASB issued ASU 2018-15 Intangibles-Goodwill and Other- Internal-Use Software (Subtopic 350-40): Customer’s Accounting for Implementation Costs Incurred in a Cloud Computing Arrangement That Is a Service Contract. These amendments change the definition of a hosting arrangement and requires the capitalization of certain implementation costs. We are evaluating the impact of these amendments on our consolidated financial statement disclosures.